CONSOLIDATED STATEMENTS OF CASH FLOWS (Schedule A - payments for business acquired) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill	$ 35,145
Viewfinity
Business Acquisition [Line Items]
Working capital, net (excluding cash and cash equivalents)	497
Property and equipment, net	124
Other long-term assets	62
Goodwill	20,765
Other intangible assets	9,990
Deferred revenues	(931)
Total	30,507
Cybertinel
Business Acquisition [Line Items]
Working capital, net (excluding cash and cash equivalents)	(245)
Property and equipment, net	340
Other long-term assets	34
Goodwill	13,201
Other intangible assets	7,760
Deferred tax	(1,009)
Deferred revenues	(44)
Total	20,037
Agata
Business Acquisition [Line Items]
Goodwill	1,179
Other intangible assets	1,933
Total	$ 3,112